united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23066

Northern Lights Fund Trust IV

(Exact name of registrant as specified in charter)

17645 Wright Street, Suite 200 Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Wendy Wang, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110 Hauppauge NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2612

Date of fiscal year end: 11/30

Date of reporting period: 2/28/19

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

QuantX Dynamic Beta US Equity ETF
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2019
Shares		Fair Value
	COMMON STOCKS - 94.1%
	BANKS - 5.5%
1,794	PacWest Bancorp	$73,590
7,056	Regions Financial Corp.	115,718
1,140	TCF Financial Corp.	26,106
1,752	Texas Capital Bancshares, Inc. *	106,925
2,562	Umpqua Holdings Corp.	46,577
2,736	Western Alliance Bancorp *	126,595
		495,511
	BIOTECHNOLOGY - 1.8%
1,026	Bluebird Bio, Inc. *	159,256

	COMMERCIAL SERVICES - 3.7%
3,948	Robert Half International, Inc.	269,214
954	TransUnion	61,590
		330,804
	COMPUTERS - 1.9%
8,448	Pure Storage, Inc. *	173,015

	DIVERSIFIED FINANCIAL SERVICES - 6.3%
25,842	BGC Partners, Inc.	158,411
12,654	Jefferies Financial Group, Inc.	256,497
2,814	SEI Investments Co.	148,439
		563,347
	ELECTRONICS - 9.1%
35,568	ADT, Inc.	284,544
222	Allegion PLC	19,971
3,168	PerkinElmer, Inc.	298,299
4,092	Sensata Technologies Holding PLC *	207,587
		810,401
	ENGINEERING & CONSTRUCTION - 1.9%
5,622	AECOM *	174,057

	ENTERTAINMENT - 5.2%
15,480	Lions Gate Entertainment Corp. - Class A	239,166
15,138	Lions Gate Entertainment Corp. - Class B	222,377
		461,543
	FOOD - 2.8%
3,054	Hain Celestial Group, Inc. *	60,072
5,784	Kraft Heinz Co.	191,971
		252,043
	FOOD SERVICE - 1.1%
3,132	Aramark	94,900

	HAND/MACHINE TOOLS - 3.4%
11,298	Colfax Corp. *	298,945

	HEALTHCARE PRODUCTS - 0.4%
156	IDEXX Laboratories, Inc. *	32,921

QuantX Dynamic Beta US Equity ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2019
Shares		Fair Value
	COMMON STOCKS (Continued) - 94.1%
	HEALTHCARE SERVICES - 2.4%
8,028	Acadia Healthcare Co., Inc. *	$211,056

	INSURANCE - 7.5%
5,352	Principal Financial Group, Inc.	281,729
462	Reinsurance Group of America, Inc.	66,754
8,502	Unum Group	317,635
		666,118
	MACHINERY - DIVERSIFIED - 4.6%
19,656	Gates Industrial Corp PLC *	316,462
5,904	Welbilt, Inc. *	94,287
		410,749
	MEDIA - 0.1%
126	John Wiley & Sons, Inc.	6,538

	MISCELLANEOUS MANUFACTURING - 2.3%
1,416	Crane Co.	119,751
1,128	Hexcel Corp.	81,374
		201,125
	OIL & GAS - 10.2%
58,116	Kosmos Energy Ltd. *	371,942
11,856	Parsley Energy, Inc. *	215,068
19,554	SM Energy Co.	319,512
		906,522
	OIL & GAS SERVICES - 3.1%
25,614	RPC, Inc.	275,350

	PACKAGING & CONTAINERS - 0.1%
1,056	Graphic Packaging Holding Co.	12,862

	RETAIL - 2.0%
10,422	Michaels Cos., Inc. *	147,367
1,854	Qurate Retail, Inc. *	33,391
		180,758
	SEMICONDUCTORS - 3.4%
19,776	Cypress Semiconductor Corp.	305,144

	SOFTWARE - 6.7%
4,290	Cadence Design Systems, Inc. *	245,602
2,826	Manhattan Associates, Inc. *	154,723
3,150	SS&C Technologies Holdings, Inc.	193,977
		594,302
	TELECOMMUNICATIONS - 3.7%
7,614	Telephone & Data Systems, Inc.	244,029
3,396	Zayo Group Holdings, Inc. *	84,221
		328,250
	TRANSPORTATION - 4.9%
2,316	Kirby Corp. *	171,894
7,824	Knight-Swift Transportation Holdings, Inc.	263,121
		435,015

	TOTAL COMMON STOCKS (Cost $8,384,888)	8,380,532

QuantX Dynamic Beta US Equity ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2019
	Shares		Fair Value
		REAL ESTATE INVESTMENT TRUST (REIT) - 2.0%
	32,316	Colony Capital, Inc.	$179,677
		TOTAL REAL ESTATE INVESTMENT TRUST (REIT) (Cost $190,664)	179,677

		TOTAL INVESTMENTS - 96.1% (Cost $8,575,552)	$8,560,209
		OTHER ASSETS IN EXCESS OF LIABILITIES - 3.9%	350,153
		TOTAL NET ASSETS - 100.0%	$8,910,362

ETF - Exchange Traded Fund
PLC - Public Limited Company
REIT - Real Estate Investment Trust
*	Non-Income producing security.

QuantX Risk Managed Growth ETF
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2019
	Shares		Fair Value

		EXCHANGE TRADED FUNDS - 85.1%
		ASSET ALLOCATION FUND - 20.2%
	191,780	QuantX Dynamic Beta US Equity ETF #	$5,694,447

		DEBT FUNDS - 43.8%
	76,660	iShares 7-10 Year Treasury Bond ETF	7,981,073
	40,800	iShares Core U.S. Aggregate Bond ETF	4,368,456
			12,349,529
		EQUITY FUNDS - 21.1%
	32,660	iShares Core MSCI EAFE ETF	1,969,071
	14,300	SPDR S&P 500 ETF Trust	3,985,124
			5,954,195

		TOTAL EXCHANGE TRADED FUNDS (Cost $23,501,996)	23,998,171

		TOTAL INVESTMENTS - 85.1% (Cost $23,501,996)	$23,998,171
		OTHER ASSETS IN EXCESS OF LIABILITIES - 14.9%	4,184,021
		TOTAL NET ASSETS - 100.0%	$28,182,192

ETF - Exchange Traded Fund
EAFE - Europe, Australiasia and Far East
#	Affiliated company - the Fund holds in excess of 5% of the outstanding voting securities of this company.

QuantX Risk Managed Multi-Asset Total Return ETF
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2019
Shares		Fair Value

	EXCHANGE TRADED FUNDS - 75.6%
	COMMODITY FUND - 3.1%
13,006	Invesco DB Gold Fund	$524,272

	DEBT FUNDS - 34.8%
7,238	iShares 20+ Year Treasury Bond ETF	868,705
37,674	iShares 7-10 Year Treasury Bond ETF	3,922,240
6,790	iShares Core U.S. Aggregate Bond ETF	727,005
3,850	iShares JP Morgan USD Emerging Markets Bond ETF	419,149
		5,937,099
	EQUITY FUNDS - 35.7%
5,334	Consumer Staples Select Sector SPDR Fund	289,850
4,494	Invesco QQQ Trust Series 1	778,316
8,694	Invesco S&P 500 Low Volatility ETF	448,263
11,382	iShares Cohen & Steers REIT ETF	1,222,199
7,392	iShares Mortgage Real Estate ETF	319,556
3,430	iShares MSCI ACWI ETF	243,633
3,962	iShares MSCI Emerging Markets ETF	168,147
6,440	iShares U.S. Real Estate ETF	541,926
6,748	SPDR Dow Jones International Real Estate ETF	257,841
2,352	SPDR S&P 500 ETF Trust	655,455
14,588	Utilities Select Sector SPDR Fund	831,662
13,174	Wisdomtree Cboe S&P 500 Putwrite Strategy Fund	350,297
		6,107,145
	SPECIALTY FUND - 2.0%
16,884	Cambria Tail Risk ETF	341,396

	TOTAL EXCHANGE TRADED FUNDS (Cost $12,729,944)	12,909,912

	TOTAL INVESTMENTS - 75.6% (Cost $12,729,944)	$12,909,912
	OTHER ASSETS IN EXCESS OF LIABILITIES - 24.4%	4,166,631
	TOTAL NET ASSETS - 100.0%	$17,076,543

ETF - Exchange Traded Fund
REIT - Real Estate Investment Trust

QuantX Funds
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2019

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued using the "fair value" procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

QuantX Funds
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2019

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of February 28, 2019 for the Fund's assets and liabilities measured at fair value:

QuantX Dynamic Beta US Equity ETF
Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$8,380,532	$-	$-	$8,380,532
Real Estate Investment Trust (REIT)	179,677	-	-	179,677
Total	$8,560,209	$-	$-	$8,560,209

QuantX Risk Managed Growth ETF
Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$23,998,171	$-	$-	$23,998,171
Total	$23,998,171	$-	$-	$23,998,171

QuantX Risk Managed Multi-Asset Total Return ETF
Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$12,909,912	$-	$-	$12,909,912
Total	$12,909,912	$-	$-	$12,909,912

* Refer to the Portfolio of Investments for classifications
There were no transfers in to or out of Level 1 or Level 2 during the current period presented. It is the Fund's policy to record transfers between Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

QuantX Funds
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2019

PRINCIPLE INVESTMENT RISKS

Underlying Fund Risk - Each underlying fund, including each ETF, is subject to specific risks, depending on the nature of the underlying fund. These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities. Investors in the Funds will indirectly bear fees and expenses charged by the underlying investment companies in which the Funds invest in addition to the Fund’s direct fees and expenses.
ETF Structure Risks: The Funds are structured as an ETF and as a result are subject to special risks, including:
• Not Individually Redeemable. Shares of the Funds are not individually redeemable and may be redeemed by the Funds at NAV only in large blocks known as “Creation Units.” You may incur brokerage costs purchasing enough shares of the Funds to constitute a Creation Unit.
• Trading Issues. Trading in shares of the Funds on the Cboe BZX Exchange, Inc. (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that shares of the Funds will continue to meet the listing requirements of the Exchange. An active trading market for the Funds’ shares may not be developed or maintained. If the Funds’ shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Funds’ shares.
• Market Price Variance Risk. The market prices of shares of the Funds will fluctuate in response to changes in NAV and supply and demand for shares of the Funds and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that shares of the Funds may trade at a discount to NAV.
     • In times of market stress, market makers may step away from their role market making in shares of ETFs and in executing trades, which can lead to differences between the market value of Funds’ shares and the Funds’ NAV.
     • The market price for the Funds’ shares may deviate from the Funds’ net asset value, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for Funds’ shares than the Funds’ NAV, which is reflected in the bid and ask price for Funds’ shares or in the closing price.
     • When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the Funds’ shares is open, there may be changes from the last quote of the closed market and the quote from the Funds’ domestic trading day, which could lead to differences between the market value of the Funds’ shares and the Funds’ NAV.
• In stressed market conditions, the market for the Funds’ shares may become less liquid in response to the deteriorating liquidity of the Funds’ portfolio. This adverse effect on the liquidity of the Funds’ shares may, in turn, lead to differences between the market value of the Funds’ shares and the Funds’ NAV.
Fluctuation of Net Asset Value Risk: The NAV of the Funds’ shares will generally fluctuate with changes in the market value of the Funds’ holdings. The market prices of the shares of the Funds will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the shares on the Exchange. The Funds’ Sub- Adviser cannot predict whether the shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for the shares will be closely related to, but not identical to, the same forces influencing the prices of the Funds’ holdings trading individually or in the aggregate at any point in time. In addition, unlike conventional ETFs, the Funds are not index funds. The Funds are not actively managed and do not seek to replicate the performance of a specified index. Index based ETFs have generally traded at prices which closely correspond to NAV per share. Actively managed ETFs have a limited trading history and, therefore, there can be no assurance as to whether and/or the extent to which the shares will trade at premiums or discounts to NAV.
Index Risk - Unlike many investment companies, the Funds do not utilize an investing strategy that seeks returns in excess of the Index. Therefore, they would not necessarily sell a security unless that security is removed from the Index, even if that security generally is underperforming.

UNDERLYING INVESTMENTS IN OTHER COMPANIES
The Risk Managed Growth ETF Fund currently seeks to achieve its investment objective by investing a portion of its assets in the iShares 7-10 Year Treasury Bond ETF . The Fund may redeem its investment from this security at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Risk Managed Growth ETF Fund will be directly affected by the performance of the iShares 7-10 Year Treasury Bond ETF. The Financial Statements of the iShares 7-10 Year Treasury Bond ETF can be found on the Securities and Exchange Commission’s website www.sec.gov. As of February 28, 2019 the percentage of the Risk Managed Growth ETF Fund’s net assets invested in the iShares 7-10 Year Treasury Bond ETF was 28.32%.

The identified cost of investments in securities owned by the Funds for federal income for federal income tax purposes and its respective gross unrealized appreciation and depreciation at February 28, 2019, were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
QuantX Dynamic Beta US Equity ETF	$8,980,447	$51,555	$(471,793)	$(420,238)
QuantX Risk Managed Growth ETF	23,986,608	496,175	(484,612)	11,563
QuantX Risk Managed Multi-Asset Total Return ETF	13,262,216	232,153	(584,457)	(352,304)

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust IV

By

/s/ Wendy Wang

Wendy Wang, Principal Executive Officer/President

Date 4/26/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/ Wendy Wang

Wendy Wang, Principal Executive Officer/President

Date 4/26/2019

By

/s/ Sam Singh

Sam Singh, Principal Financial Officer/Treasurer

Date 4/26/2019